Segment Reporting (Details) - Schedule of revenue by product source - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Revenue By Product Source Abstract
Sales of TCMD products manufactured by the Company	$ 23,988,177	$ 29,559,286	$ 18,374,751
Sales of third-party products	16,154,974	18,422,745	12,329,209
Total revenue	$ 40,143,151	$ 47,982,031	$ 30,703,960